SHAREHOLDERS' (DEFICIT) EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Equity [Abstract]
SHAREHOLDERS' (DEFICIT) EQUITY

7. SHAREHOLDERS’ DEFICIT

Common stock

Common stock: 500,000 authorized; $0.001 par value. As of March 31, 2024, and December 31, 2023, there were 462,588 and 373,359 shares of common stock issued and outstanding, respectively.

On May 14, 2024, the Company reconvened its previously adjourned special meeting of stockholders for which a total of 301,526 shares of common stock were present and approved a proposal to increase the authorized shares to 13,888,889.

Nasdaq Notice

On July 25, 2023, the Company received a letter from the Listing Qualifications Staff (the “Staff”) of The Nasdaq Stock Market LLC (“Nasdaq”) indicating that, based upon the closing bid price of the Company’s common stock, par value $0.001 per share (“Common Stock”), for the last 30 consecutive business days, the Company is not currently in compliance with the requirement to maintain a minimum bid price of $1.00 per share for continued listing on The Nasdaq Capital Market, as set forth in Nasdaq Listing Rule 5550(a)(2) (the “Notice”).

The Notice had no immediate effect on the continued listing status of the Company’s Common Stock on The Nasdaq Capital Market, and, therefore, the Company’s listing remains fully effective.

The Company is provided a compliance period of 180 calendar days from the date of the Notice, or until January 22, 2024, to regain compliance with the minimum closing bid requirement, pursuant to Nasdaq Listing Rule 5810(c)(3)(A). If at any time before January 22, 2024, the closing bid price of the Company’s Common Stock closes at or above $1.00 per share for a minimum of 10 consecutive business days, subject to Nasdaq’s discretion to extend this period pursuant to Nasdaq Listing Rule 5810(c)(3)(G) to 20 consecutive business days, Nasdaq will provide written notification that the Company has achieved compliance with the minimum bid price requirement, and the matter would be resolved. If the Company does not regain compliance during the compliance period ending January 22, 2024, then Nasdaq may grant the Company a second 180 calendar day period to regain compliance, provided the Company meets the continued listing requirement for market value of publicly-held shares and all other initial listing standards for The Nasdaq Capital Market, other than the minimum closing bid price requirement, and notifies Nasdaq of its intent to cure the deficiency.

On August 16, 2023, the Company received notice from the Staff of the Nasdaq that the Company no longer satisfies the $2.5 million stockholders’ equity requirement for continued listing on The Nasdaq Capital Market, or the alternatives to that requirement - a $35 million market value of listed securities or $500,000 in net income in the most recent fiscal year or two or the last three fiscal years - as required by Nasdaq Listing Rule 5550(b) (the “Equity Requirement”). The notification is separate from, and in addition to, the previously deficiency letter that the Company received from the Staff on July 25, 2023, as discussed above.

As with the Bid Price Deficiency Letter (as defined above), the Staff’s notification had no immediate effect on the Company’s continued listing on The Nasdaq Capital Market. In accordance with the Nasdaq Listing Rules, the Company was provided 45 calendar days, or until October 2, 2023, to submit a plan to regain compliance with the Equity Requirement (the “Compliance Plan”).

On October 2, 2023, the Company submitted its plan of compliance to the Staff. On November 1, 2023, the Staff provided notice to the Company that the Staff had granted an extension until January 22, 2024, to complete certain key steps of the Company’s compliance plan and, assuming those steps are complete on or before January 22, 2024 to complete certain key steps of the Company’s compliance plan.

On January 24, 2024, the Company received a determination letter (the “Determination Letter”) from the Staff stating that it had not regained compliance with Listing Rule 5550(a)(2) and is not eligible for a second 180-day period to regain compliance. The Company appealed the Staff’s determination, pursuant to the procedures set forth in the Nasdaq Listing Rule 5800 Series and had a hearing with a Nasdaq Hearings Panel (the “Panel”) on April 9, 2024. The Company still awaiting the Panel’s decision on whether the Company’s plan as presented to the Panel has been accepted.

Based on the Company’s representations made in its compliance plan submitted to the Staff, on November 1, 2023, the Staff granted the Company an extension until January 22, 2024, to regain compliance with the Equity Requirement. However, the Staff indicated in the Determination Letter that, pursuant to Listing Rule 5810(d)(2), this deficiency serves as an additional and separate basis for delisting, and as such, the Company should address its non-compliance with the Equity Requirement before the Panel, if it appeals the Staff’s determination, which the Company has done.

On May 16, 2024, the Company received a written notice from the Panel that it has granted the Company an extension to regain compliance with the continued listing requirements for The Nasdaq Capital Market (the “Panel Decision”). The Hearings Panel granted the Company an extension until July 22, 2024, by which date the Company will be required to demonstrate compliance with all applicable initial listing requirements for the Nasdaq Capital Market in relation to its completion of its previously announced transaction with Danam.

There can be no assurance that the Company will be able to regain compliance with the applicable Nasdaq listing requirements, or that a Panel will not stay the suspension of the Company’s securities prior to July 22, 2024 for failure of the Company to comply with its plan as presented to the Panel or for other subsequent deficiencies in meeting the listing requirements of the Nasdaq Capital Market.

If Nasdaq delists the Company’s common stock from trading on its exchange and the Company is not able to list securities on another national securities exchange, management expect its securities could be quoted on an over-the-counter market. If this were to occur, the Company could face significant material adverse consequences, including:

●	a limited availability of market quotations for our securities;
●	reduced liquidity for our securities;
●	a determination that the common stock is a “penny stock” which will require brokers trading in our common stock to adhere to more stringent rules and possibly result in a reduced level of trading activity in the secondary trading market for our securities;
●	a limited amount of news and analyst coverage; and
●	a decreased ability to issue additional securities or obtain additional financing in the future.

Reverse Share Split

During July 2024, the total number of shares of common stock authorized by the Company was reduced from 100,000,000 shares of common stock, par $0.001, to 500,000 shares of common stock, par $0.001, and the number of shares of common stock held by each stockholder of the Company were consolidated automatically into the number of shares of common stock equal to the number of issued and outstanding shares of common stock held by each such stockholder immediately prior to the reverse split divided by eighteen (18): effecting a eighteen (18) old for one (1) new reverse stock split.

No fractional shares were issued in connection with the reverse split and all fractional shares were rounded up to the next whole share.

Additionally, all options, warrants and other convertible securities of the Company outstanding immediately prior to the reverse split were adjusted by dividing the number of shares of common stock into which the options, warrants and other convertible securities are exercisable or convertible by eighteen (18) and multiplying the exercise or conversion price thereof by eighteen (18), all in accordance with the terms of the plans, agreements or arrangements governing such options, warrants and other convertible securities and subject to rounding to the nearest whole share.

All shares of common stock, options, warrants and other convertible securities and the corresponding price per share amounts have been presented to reflect the reverse split in all periods presented within this Form 10-Q.

Share Issuance

During March 2024, the Company issued 14,931 common shares to the members of the Board of Directors for compensation amounts owed from April 1,2023 through March 31, 2024.

During March 2024, the Company entered into exchange agreements with certain Convertible Debenture holders, whereby the Company agreed to issue 74,298 common shares to settle $334 thousand of principal and interest owed (Note 6).

During March 2023, the Company completed a private placement for 2,778 common shares at $108.00 per common shares for gross proceeds of $300 thousand.

Stock options

On December 10, 2020, shareholders approved amendments to the Company’s stock option plan, which amended the plan previously approved on November 20, 2019 (the “Amended Stock Option Plan”). On December 10, 2020, the Company’s shareholders approved the adoption of a new fixed equity incentive plan (the “Equity Incentive Plan”), which authorizes the Company to grant (a) stock options, (b) restricted awards, (c) performance share units, and other equity-based awards for compensation purposes (collectively, “Awards”).

In November 2021, the Company adopted and approved the 2021 Stock Incentive Plan and the 2021 Employee Stock Purchase Plan. The intent of the Company and the Board of Directors is that while the amended 2020 stock option plan and the 2020 equity incentive plan will continue in existence in relation to the options and awards previously granted, the Board will not grant future options or awards thereunder. Instead, only the 2021 Stock Incentive Plan will be used for the grant of options and awards to eligible participants.

As of March 31, 2024, there was 1,086 stock options outstanding under the Amended Stock Option Plan. No additional stock options will be issued under the Amended Stock Option Plan. As of March 31, 2024, there was 83 stock options outstanding and an aggregate of 5,472 shares of common stock were available for issuance under the 2021 Stock Option Plan. As of March 31, 2024, no transactions have occurred under the 2021 Employee Stock Purchase Plan.

Options under the 2021 Stock Option Plan are granted from time to time at the discretion of the Board of Directors, with vesting periods and other terms as determined by the Board of Directors.

A summary of the stock option activity is presented below:

	Options Outstanding
		Weighted	Weighted
		Average	Average
	Number of	Exercise	Remaining	Aggregate
	Shares Subject	Price Per	Contractual	Intrinsic Value
	to Options	Share	Life (in years)	(in thousands)
Balance at December 31, 2022	2,724	$2,332.80	2.8
Options granted	556	$15.48
Options canceled	(1,256)	$2,354.76
Balance at December 31, 2023	2,024	$1,683.90	3.5
Options expired	(298)	$2,808.00
Options canceled	(556)	$15.48
Balance at March 31, 2024	1,170	$2,189.70	2.0	$—
Vested and exercisable at March 31, 2024	1,126	$2,192.58	1.9	$—

The following table summarizes information about stock options outstanding and exercisable under the Company’s Stock Option Plan at March 31, 2024:

Options Outstanding			Options Exercisable
	Weighted
	Average	Weighted		Weighted
	Remaining	Average		Average
Number of	Contractual	Exercise Price	Number	Exercise Price
Outstanding	Life (in years)	Per Share	Exercisable	Per Share
138	0.5	$2,304.00	138	$2,304.00
546	1.8	$1,908.00	546	$1,908.00
83	2.0	$2,016.00	72	$2,016.00
319	2.5	$2,754.00	309	$2,754.00
83	2.9	$1,857.60	61	$1,857.60
1,170	2.0	$2,189.70	1,126	$2,192.58

The Company uses the Black-Scholes option pricing model to determine the estimated fair value of options. The fair value of each option grant is determined on the date of grant and the expense is recorded on a straight-line basis and is included as a component of general and administrative expense in the consolidated statements of operations. The assumptions used in the model include expected life, volatility, risk-free interest rate, dividend yield and forfeiture rate. The Company’s determination of these assumptions is outlined below.

Expected life — The expected life assumption is based on an analysis of the Company’s historical employee exercise patterns.

Volatility — Volatility is calculated using the historical volatility of the Company’s common stock for a term consistent with the expected life.

Risk-free interest rate — The risk-free interest rate assumption is based on the U.S. Treasury rate for issues with remaining terms similar to the expected life of the options.

Dividend yield — Expected dividend yield is calculated based on cash dividends declared by the Board for the previous four quarters and dividing that result by the average closing price of the Company’s common stock for the quarter. The Company has not declared a dividend to date.

Forfeiture rate — The Company does not estimate a forfeiture rate at the time of the grant due to the limited number of historical forfeitures. As a result, the forfeitures are recorded at the time the grant is forfeited, which can result in negative stock-based compensation expense in the period of forfeiture.

The Company did not grant any stock options during the three months ended March 31, 2024 or 2023.

Stock-based compensation (benefit) expense for the three months ended March 31, 2024 and 2023 was $174 thousand and $(10) thousand, respectively. The stock-based compensation benefit for the three months ended March 31, 2023, was related to stock option forfeitures and cancellations. As of March 31, 2024, there was approximately $254 thousand of total unrecognized compensation cost related to 790 unvested stock options that is expected to be recognized over a weighted-average remaining vesting period of 2.5 years.

Warrants

As of March 31, 2024 and December 31, 2023, there were 194,974 warrants outstanding.

The following table summarizes warrants outstanding by transaction type:

Number of Warrants outstanding
Convertible debt, warrants issued	480
Debenture, warrants issued	764
Other warrants issued	500
December 2020 equity financing warrants issued	9,088
Total warrant outstanding	10,832

10. SHAREHOLDERS’ (DEFICIT) EQUITY

Common Shares

The Company has 500,000 common shares authorized at $0.001 par value. As of December 31, 2023, and 2022, there were 373,359 and 58,394, respectively, common shares issued and outstanding (“Common Shares”).

Nasdaq Notice

On July 25, 2023, the Company received a letter from the Listing Qualifications Staff (the “Staff”) of The Nasdaq Stock Market LLC (“Nasdaq”) indicating that, based upon the closing bid price of the Company’s common stock, par value $0.001 per share (“Common Stock”), for the last 30 consecutive business days, the Company is not currently in compliance with the requirement to maintain a minimum bid price of $1.00 per share for continued listing on The Nasdaq Capital Market, as set forth in Nasdaq Listing Rule 5550(a)(2) (the “Notice”).

The Notice had no immediate effect on the continued listing status of the Company’s Common Stock on The Nasdaq Capital Market, and, therefore, the Company’s listing remains fully effective.

The Company is provided a compliance period of 180 calendar days from the date of the Notice, or until January 22, 2024, to regain compliance with the minimum closing bid requirement, pursuant to Nasdaq Listing Rule 5810(c)(3)(A). If at any time before January 22, 2024, the closing bid price of the Company’s Common Stock closes at or above $1.00 per share for a minimum of 10 consecutive business days, subject to Nasdaq’s discretion to extend this period pursuant to Nasdaq Listing Rule 5810(c)(3)(G) to 20 consecutive business days, Nasdaq will provide written notification that the Company has achieved compliance with the minimum bid price requirement, and the matter would be resolved. If the Company does not regain compliance during the compliance period ending January 22, 2024, then Nasdaq may grant the Company a second 180 calendar day period to regain compliance, provided the Company meets the continued listing requirement for market value of publicly-held shares and all other initial listing standards for The Nasdaq Capital Market, other than the minimum closing bid price requirement, and notifies Nasdaq of its intent to cure the deficiency.

On August 16, 2023, the Company received notice from the Staff of the Nasdaq that the Company no longer satisfies the $2.5 million stockholders’ equity requirement for continued listing on The Nasdaq Capital Market, or the alternatives to that requirement - a $35 million market value of listed securities or $500,000 in net income in the most recent fiscal year or two or the last three fiscal years - as required by Nasdaq Listing Rule 5550(b) (the “Equity Requirement”). The notification is separate from, and in addition to, the previously deficiency letter that the Company received from the Staff on July 25, 2023, as discussed above.

As with the Bid Price Deficiency Letter (as defined above), the Staff’s notification had no immediate effect on the Company’s continued listing on The Nasdaq Capital Market. In accordance with the Nasdaq Listing Rules, the Company was provided 45 calendar days, or until October 2, 2023, to submit a plan to regain compliance with the Equity Requirement (the “Compliance Plan”).

On October 2, 2023, the Company submitted its plan of compliance to the Staff. On November 1, 2023, the Staff provided notice to the Company that the Staff had granted an extension until January 22, 2024, to complete certain key steps of the Company’s compliance plan and, assuming those steps are complete on or before January 22, 2024 to complete certain key steps of the Company’s compliance plan.

On January 24, 2024, the Company received a determination letter (the “Determination Letter”) from the Staff stating that it had not regained compliance with Listing Rule 5550(a)(2) and is not eligible for a second 180-day period to regain compliance. The Company appealed the Staff’s determination, pursuant to the procedures set forth in the Nasdaq Listing Rule 5800 Series and had a hearing with a Nasdaq Hearings Panel (the “Panel”) on April 9, 2024. The Company still awaiting the Panel’s decision on whether the Company’s plan as presented to the Panel has been accepted.

Based on the Company’s representations made in its compliance plan submitted to the Staff, on November 1, 2023, the Staff granted the Company an extension until January 22, 2024, to regain compliance with the Equity Requirement. However, the Staff indicated in the Determination Letter that, pursuant to Listing Rule 5810(d)(2), this deficiency serves as an additional and separate basis for delisting, and as such, the Company should address its non-compliance with the Equity Requirement before the Panel, if it appeals the Staff’s determination, which the Company has done.

There can be no assurance that the Company’s plan as presented to the Panel will be accepted by the Panel or that, if it is, the Company will be able to regain compliance with the applicable Nasdaq listing requirements, or that a Panel will stay the suspension of the Company’s securities.

If Nasdaq delists our common stock from trading on its exchange and we are not able to list our securities on another national securities exchange, we expect our securities could be quoted on an over-the-counter market. If this were to occur, we could face significant material adverse consequences, including:

●	a limited availability of market quotations for our securities;
●	reduced liquidity for our securities;
●	a determination that our common stock is a “penny stock” which will require brokers trading in our common stock to adhere to more stringent rules and possibly result in a reduced level of trading activity in the secondary trading market for our securities;
●	a limited amount of news and analyst coverage; and
●	a decreased ability to issue additional securities or obtain additional financing in the future.

Reverse Share Split

March 2023

During March 2023, the total number of shares of common stock authorized by the Company was reduced from 180,000,000 shares of common stock, par $0.001, to 9,000,000 shares of common stock, par $0.001, and the number of shares of common stock held by each stockholder of the Company were consolidated automatically into the number of shares of common stock equal to the number of issued and outstanding shares of common stock held by each such stockholder immediately prior to the reverse split divided by twenty (20): effecting a twenty (20) old for one (1) new reverse stock split.

No fractional shares were issued in connection with the reverse split and all fractional shares were rounded up to the next whole share.

Additionally, all options, warrants and other convertible securities of the Company outstanding immediately prior to the reverse split were adjusted by dividing the number of shares of common stock into which the options, warrants and other convertible securities are exercisable or convertible by twenty (20) and multiplying the exercise or conversion price thereof by twenty (20), all in accordance with the terms of the plans, agreements or arrangements governing such options, warrants and other convertible securities and subject to rounding to the nearest whole share.

All shares of common stock, options, warrants and other convertible securities and the corresponding price per share amounts have been presented to reflect the reverse split in all periods presented within these consolidated financial statements.

July 2024

During July 2024, the total number of shares of common stock authorized by the Company was reduced from 9,000,000 shares of common stock, par $0.001, to 500,000 shares of common stock, par $0.001, and the number of shares of common stock held by each stockholder of the Company were consolidated automatically into the number of shares of common stock equal to the number of issued and outstanding shares of common stock held by each such stockholder immediately prior to the reverse split divided by eighteen (18): effecting a eighteen (18) old for one (1) new reverse stock split.

No fractional shares were issued in connection with the reverse split and all fractional shares were rounded up to the next whole share.

Additionally, all options, warrants and other convertible securities of the Company outstanding immediately prior to the reverse split were adjusted by dividing the number of shares of common stock into which the options, warrants and other convertible securities are exercisable or convertible by eighteen (18) and multiplying the exercise or conversion price thereof by eighteen (18), all in accordance with the terms of the plans, agreements or arrangements governing such options, warrants and other convertible securities and subject to rounding to the nearest whole share.

All shares of common stock, options, warrants and other convertible securities and the corresponding price per share amounts have been presented to reflect the reverse split in all periods presented within these consolidated financial statements.

Share Issuances

In August 2022, the Company completed an underwritten public offering with gross proceeds to the Company of approximately $6.2 million, before deducting underwriting discounts and other estimated expenses payable by the Company. Under the offering 15,489 common shares were issued at a price to the public of $403.00 per share. The Company utilized the net proceeds from this offering for general corporate purposes, including, but not limited to, repayment of indebtedness and increasing working capital expenditures. In addition, the Company granted the underwriter a 45-day option to purchase additional shares of common stock, representing up to 15% of the number of the shares offered in the base deal, solely to cover over-allotments. The overallotment expired unexercised in October 2022.

During March 2023, the Company completed a private placement for 2,778 common shares at $108.00 per common shares for gross proceeds of $300 thousand.

During May 2023, the Company completed its pricing of an underwritten public offering of 277,778 shares of common stock (or prefunded warrants in lieu thereof) at an offering price to the public of $22.00 per share (or $22.00 per pre-funded warrant). The Company issued 41,667 pre-funded warrants which were immediately exercisable at a nominal exercise price of $0.001 or on a cashless basis. The 41,667 prefunded warrants were exercised during August 2023.

The gross proceeds to the Company from the offering of approximately $6 million, before deducting the underwriters’ fees and other offering expenses payable by Assure. The Company utilized the net proceeds from the offering of $5.1 million for general corporate purposes, including working capital, marketing, and capital expenditures.

The Company granted the underwriters in the offering a 45-day option to purchase up to 41,667 additional shares of the Company’s common stock and/or pre-funded warrants, in any combination thereof, from the Company at the public offering price, less underwriting discounts and commissions, solely to cover over-allotments, if any. No additional shares were issued under the allotment.

During June 2023, the Company issued 3,319 common shares to certain employees, directors, and vendors in lieu of cash compensation.

During August 2023, the Company issued 30,441 common shares per the terms of the Innovation asset purchase agreement (see Note 6).

See Note 16 for discussion regarding common shares issued in 2024.

Stock Option Plan

On December 10, 2020, shareholders approved amendments to the Company’s stock option plan, which amended the plan previously approved on November 20, 2019 (the “Amended Stock Option Plan”). On December 10, 2020, the Company’s shareholders approved the adoption of a new fixed equity incentive plan (the “Equity Incentive Plan”), which authorizes the Company to grant (a) stock options, (b) restricted awards, (c) performance share units, and other equity-based awards for compensation purposes (collectively, “Awards”).

During November 2021, the Company adopted and approved the 2021 Stock Incentive Plan and the 2021 Employee Stock Purchase Plan. The intent of the Company and the Board is that while the Amended 2020 Stock Option Plan and the 2020 Equity Incentive Plan will continue in existence in relation to the options and awards previously granted thereunder, the Board will not grant future options or awards thereunder. Instead, moving forward, only the 2021 Stock Incentive Plan will be used for the grant of options and awards to eligible participants thereunder.

As of December 31, 2023, there was 1,385 stock options outstanding under the Amended Stock Option Plan. No additional stock options will be issued under the Amended Stock Option Plan. As of December 31, 2023, there was 639 stock options outstanding and an aggregate of 4,917 shares of common stock were available for issuance under the 2021 Stock Option Plan. As of December 31, 2023, no transactions have occurred under the 2021 Employee Stock Purchase Plan.

Options under the Plan are granted from time to time at the discretion of the Board, with vesting periods and other terms as determined by the Board.

A summary of the stock option activity is presented below:

	Options Outstanding
		Weighted	Weighted
		Average	Average
	Number of	Exercise	Remaining	Aggregate
	Shares Subject	Price Per	Contractual	Intrinsic Value
	to Options	Share	Life (in years)	(in thousands)
Balance at December 31, 2021	3,345	$2,001.60	3.60
Options granted	361	$1,857.60
Options exercised	-2	$1,814.40
Options canceled / expired	-980	$903.60
Balance at December 31, 2022	2,724	$2,332.80	2.8
Options granted	556	$15.48
Options canceled / expired	-1,256	$2,354.76
Balance at December 31, 2023	2,024	$1,683.90	2.5	$—
Vested and exercisable at December 31, 2023	1,498	$2,041.20	2.0	$—

The following table summarizes information about stock options outstanding and exercisable under the Company’s Stock Option Plan at December 31, 2023:

Options Outstanding			Options Exercisable
	Weighted
	Average	Weighted		Weighted
	Remaining	Average		Average
Number of	Contractual	Exercise Price	Number	Exercise Price
Outstanding	Life (in years)	Per Share	Exercisable	Per Share
298	0.1	$2,808.00	298	$2,808.00
138	0.8	$2,304.00	138	$2,304.00
546	2.1	$1,908.00	493	$1,908.00
83	2.3	$2,016.00	72	$2,016.00
319	2.8	$2,754.00	262	$2,754.00
83	3.2	$1,857.60	50	$1,857.60
556	4.5	$15.48	185	$15.48
2,024	2.5	$1,683.90	1,498	$2,041.20

The Company uses the Black-Scholes option pricing model to determine the estimated fair value of options. The fair value of each option grant is determined on the date of grant and the expense is recorded on a straight-line basis and is included as a component of general and administrative expense in the consolidated statements of operations. The assumptions used in the model include expected life, volatility, risk-free interest rate, dividend yield and forfeiture rate. The Company’s determination of these assumptions are outlined below.

Expected life — The expected life assumption is based on an analysis of the Company’s historical employee exercise patterns.

Volatility — Volatility is calculated using the historical volatility of the Company’s common stock for a term consistent with the expected life.

Risk-free interest rate — The risk-free interest rate assumption is based on the U.S. Treasury rate for issues with remaining terms similar to the expected life of the options.

Dividend yield — Expected dividend yield is calculated based on cash dividends declared by the Board for the previous four quarters and dividing that result by the average closing price of the Company’s common stock for the quarter. The Company has not declared a dividend to date.

Forfeiture rate — The Company does not estimate a forfeiture rate at the time of the grant due to the limited number of historical forfeitures. As a result, the forfeitures are recorded at the time the grant is forfeited.

The following assumptions were used to value the awards granted during the years ended December 31, 2023 and 2022:

	Year Ended December 31,
	2023	2022
Expected life (in years)	5.0	5.0
Risk-free interest rate	4.0%	1.7%
Dividend yield	—%	—%
Expected volatility	137%	132%

Stock-based compensation expense (benefit) recognized in our consolidated financial statements for the years ended December 31, 2023 and 2022 was $(300) thousand and $1 million, respectively. The stock-based compensation benefit for the year ended December 31, 2023 was related to stock option forfeitures and cancellations. As of December 31, 2023, there was approximately $440 thousand of total unrecognized compensation cost related to 9,453 unvested stock options that is expected to be recognized over a weighted-average remaining vesting period of 2.7 years.

Warrants

The following table details warrant activity for the years ended December 31, 2023, and 2022:

Number of Warrants outstanding
Balance at December 31, 2021	10,944
Debenture, warrants issued	500
Balance at December 31, 2022	11,444
Warrants expired	(613)
Warrants issued	41,667
Warrants exercised	(41,667)
Balance at December 31, 2023	10,832

2023 Warrants

During the year ended December 31, 2023, the Company issued 41,667 pre-funded warrants which were immediately exercisable at a nominal exercise price of $0.001 or on a cashless basis. The 41,667 prefunded warrants were exercised during 2023.

2022 Warrants

During the year ended December 31, 2022, the Company issued 500 warrants to Roth Capital as compensation for consulting with management regarding future financing opportunities.